Shareholders' Equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of shares upon exercise
Outstanding at beginning of year | shares	2,769,004
Granted | shares	831,200
Exercised | shares	(693,923)
Forfeited | shares	(173,115)
Outstanding at end of year | shares	2,733,166
Exercisable at end of year | shares	1,009,118
Vested and Expected to vest | shares	2,252,262
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 4.74
Granted | $ / shares	10.11
Exercised | $ / shares	1.38
Forfeited | $ / shares	8.03
Outstanding at end of year | $ / shares	7.01
Exercisable at end of year | $ / shares	4.16
Vested and Expected to vest | $ / shares	$ 6.33
Weighted- average remaining contractual term (in years)
Outstanding at beginning of year	7 years 2 months 9 days
Granted	9 years 6 months 26 days
Exercised	3 years 7 months 24 days
Forfeited	7 years 7 months 2 days
Outstanding at end of year	7 years 9 months 11 days
Exercisable at end of year	6 years 2 months 12 days
Vested and expected to vest	7 years 6 months
Aggregate intrinsic value
Outstanding at beginning of year | $	$ 18,580
Granted | $	2,103
Exercised | $	7,821
Forfeited | $
Outstanding at end of year | $	16,054
Exercisable at end of year | $	8,775
Vested and expected to vest | $	$ 14,750